Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 29, 2016	Oct. 10, 2014	Sep. 03, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by (used in) operating activities				$ (171,573)	$ (89,690)	$ (255,307)	$ (309,637)	$ (218,876)
Cash flows from investing activities:
Subscriber acquisition costs				(1,791)	(15,566)	(24,740)	(10,580)	(342)
Capital expenditures				(4,526)	(18,064)	(26,982)	(30,500)	(8,973)
Proceeds from the sale of subsidiary								144,750
Proceeds from sale of assets				1,925	408	480	964	306
Acquisition of intangible assets				(505)	(1,002)	(1,363)	(9,649)
Proceeds from insurance claims					2,984	2,984
Net cash used in acquisition							(18,500)	(4,272)
Acquisition of other assets				0	(67)	(208)	(2,162)	(9,645)
Investment in marketable securities							(60,000)
Proceeds from marketable securities							60,069
Proceeds from note receivable							22,699
Change in restricted cash				0	2,984	14,214	14,375	(161)
Investment in convertible note							(3,000)
Other assets						(208)	(2,162)	(9,645)
Net cash (used in) provided by investing activities				(4,897)	(31,307)	(35,615)	(36,284)	121,663
Cash flows from financing activities:
Proceeds from notes payable				500,000	0	296,250	102,000	457,250
Repayment on notes payable				(235,535)	0
Borrowings from revolving credit facility				57,000	149,000	271,000	20,000	22,500
Repayment of revolving line of credit				(77,000)	(10,000)	(271,000)		(50,500)
Proceeds from capital contribution	$ 69,800			69,800	0
Proceeds from contract sales							2,261
Acquisition of contracts							(2,277)
Repayments of capital lease obligations				(3,956)	(4,047)	(6,414)	(6,300)	(7,207)
Financing costs				(8,274)	0
Deferred financing costs				(6,277)	(4,233)	(5,436)	(2,927)	(10,896)
Capital contribution		$ 55,000					32,300
Payment of dividends			$ (50,000)				(50,000)	(60,000)
Net cash (used in) provided by financing activities				295,758	130,720	284,400	95,057	351,147
Effect of exchange rate changes on cash				(441)	(577)	(1,726)	(234)	(119)
Net (decrease) increase in cash and cash equivalents				118,847	9,146	(8,248)	(251,098)	253,815
Cash and cash equivalents:
Beginning of period				2,559	10,807	10,807	261,905	8,090
End of period				121,406	19,953	2,559	10,807	261,905
Eliminations
Cash flows from operating activities:
Net cash provided by (used in) operating activities							(50,000)	(60,000)
Cash flows from investing activities:
Investment in subsidiary				256,804	140,640	296,895	372,324	254,394
Net cash (used in) provided by investing activities				256,804	140,640	296,895	372,324	254,394
Cash flows from financing activities:
Intercompany receivable				(6,621)	8,423	(11,601)	(10,658)	(7,096)
Proceeds from capital contribution				(69,800)
Intercompany payable				(180,383)	(149,063)	(285,294)	(329,366)	(247,298)
Capital contribution							(32,300)
Payment of dividends							50,000	60,000
Net cash (used in) provided by financing activities				(256,804)	(140,640)	(296,895)	(322,324)	(194,394)
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities							50,000	60,000
Cash flows from investing activities:
Investment in subsidiary				(69,800)			(32,300)
Net cash (used in) provided by investing activities				(69,800)			(32,300)
Cash flows from financing activities:
Proceeds from capital contribution				69,800
Capital contribution							32,300
Payment of dividends							(50,000)	(60,000)
Net cash (used in) provided by financing activities				69,800			(17,700)	(60,000)
APX Group, Inc.
Cash flows from financing activities:
Payment of dividends			$ (50,000)
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities					(538)	(1,052)	(894)	(201)
Cash flows from investing activities:
Proceeds from the sale of subsidiary								144,750
Investment in subsidiary				(187,004)	(140,640)	(296,895)	(340,024)	(254,394)
Investment in marketable securities							(60,000)
Proceeds from marketable securities							60,069
Net cash (used in) provided by investing activities				(187,004)	(140,640)	(296,895)	(339,955)	(109,644)
Cash flows from financing activities:
Proceeds from notes payable				500,000		296,250	102,000	457,250
Repayment on notes payable				(235,535)
Borrowings from revolving credit facility				57,000	149,000	271,000	20,000	22,500
Repayment of revolving line of credit				(77,000)	(10,000)	(271,000)		(50,500)
Proceeds from capital contribution				69,800
Financing costs				(8,274)
Deferred financing costs				(6,277)	(4,233)	(5,436)	(2,927)	(10,896)
Capital contribution							32,300
Payment of dividends							(50,000)	(60,000)
Net cash (used in) provided by financing activities				299,714	134,767	290,814	101,373	358,354
Net (decrease) increase in cash and cash equivalents				112,710	(6,411)	(7,133)	(239,476)	248,509
Cash and cash equivalents:
Beginning of period				2,299	9,432	9,432	248,908	399
End of period				115,009	3,021	2,299	9,432	248,908
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities				(176,661)	(98,773)	(267,327)	(318,734)	(227,146)
Cash flows from investing activities:
Subscriber acquisition costs				(1,791)	(14,922)	(23,641)	(10,580)	(342)
Capital expenditures				(4,526)	(18,023)	(26,941)	(30,315)	(8,917)
Proceeds from sale of assets				1,925	408	480	964	306
Acquisition of intangible assets				(505)	(1,002)	(1,363)	(9,649)
Proceeds from insurance claims					2,984	2,984
Net cash used in acquisition							(18,500)	(4,272)
Acquisition of other assets					(67)
Proceeds from note receivable							22,699
Change in restricted cash						14,214	14,375	(161)
Investment in convertible note							(3,000)
Other assets						(208)	(2,153)	(9,648)
Net cash (used in) provided by investing activities				(4,897)	(30,622)	(34,475)	(36,159)	(23,034)
Cash flows from financing activities:
Intercompany receivable				6,621	(8,423)	11,601	10,658	7,096
Intercompany payable				187,004	140,640	296,895	340,024	254,394
Proceeds from contract sales							2,261
Acquisition of contracts							(2,277)
Repayments of capital lease obligations				(3,955)	(4,045)	(6,402)	(6,297)	(7,207)
Net cash (used in) provided by financing activities				189,670	128,172	302,094	344,369	254,283
Net (decrease) increase in cash and cash equivalents				8,112	(1,223)	292	(10,524)	4,103
Cash and cash equivalents:
Beginning of period				(1,941)	(2,233)	(2,233)	8,291	4,188
End of period				6,171	(3,456)	(1,941)	(2,233)	8,291
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities				5,088	9,621	13,072	9,991	8,471
Cash flows from investing activities:
Subscriber acquisition costs					(644)	(1,099)
Capital expenditures					(41)	(41)	(185)	(56)
Other assets							(9)	3
Net cash (used in) provided by investing activities					(685)	(1,140)	(194)	(53)
Cash flows from financing activities:
Intercompany payable				(6,621)	8,423	(11,601)	(10,658)	(7,096)
Repayments of capital lease obligations				(1)	(2)	(12)	(3)
Net cash (used in) provided by financing activities				(6,622)	8,421	(11,613)	(10,661)	(7,096)
Effect of exchange rate changes on cash				(441)	(577)	(1,726)	(234)	(119)
Net (decrease) increase in cash and cash equivalents				(1,975)	16,780	(1,407)	(1,098)	1,203
Cash and cash equivalents:
Beginning of period				2,201	3,608	3,608	4,706	3,503
End of period				$ 226	$ 20,388	$ 2,201	$ 3,608	$ 4,706